Other Receivables (Details) - USD ($) $ in Thousands	Jul. 31, 2026	Jan. 31, 2026
Other Receivables
Net working capital adjustments receivable from acquisitions	$ 26	$ 72
Other receivables	25,672	26,381
Total	$ 25,698	$ 26,453